INCOME TAXES - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income taxes
Current year	$ 306	$ 284	$ 249
Adjustments in respect of previous years	(3)	7	13
Total current income taxes	303	291	262
Deferred income taxes
Movement of temporary differences and losses	(128)	(100)	(114)
Changes in tax rates	0	0	(4)
Changes in recognized deferred tax assets	22	23	35
Adjustments in respect of previous years	(2)	3	1
Other	(1)	0	(1)
Total deferred tax benefit	(109)	(74)	(83)
Income tax expense	$ 194	$ 217	$ 179